Significant Accounting Policies - Additional Information (Details)		12 Months Ended
		Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill		$ 0		$ 0
Defined contribution expense		242,000	$ 259,000	289,000
Advertising Expense		$ 45,200,000	67,900,000	74,200,000
Number of operating segments | segment		1
Defined Benefit Plan, Funded (Unfunded) Status of Plan		$ 4,400,000	4,000,000
Impairment of goodwill and intangibles	[1]	0	269,893,000	$ 0
Reprting [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill and intangibles			254,900,000
Trademarks [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill and intangibles			15,000,000
Marketable [Member]
Summary Of Significant Accounting Policies [Line Items]
Plan assets held		4,400,000	3,500,000
Liquid Financial Instruments [Member]
Summary Of Significant Accounting Policies [Line Items]
Plan assets held		$ 4,400,000	$ 3,500,000
Employee contributions percentage one [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent		1.00%
Employee contributions percentage two [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent		5.00%
On the one percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match		100.00%
On the next five percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match		50.00%

[1]	Excluding depreciation and amortization.